Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2021
Allowance For Doubtful Accounts [Abstract]
Schedule of allowance for accounts receivable, other receivables and amounts due from related parties

	Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1	63,211,728	124,490,642	135,635,759
Provisions for doubtful accounts	61,278,914	11,145,117	9,400,000
Write-off	—	—	—
Balance as of December 31	124,490,642	135,635,759	145,035,759